Deposits (Details)				1 Months Ended			3 Months Ended	12 Months Ended
	Dec. 09, 2024 CAD ($)	Aug. 25, 2024 USD ($)	Feb. 23, 2023 shares	Aug. 29, 2024 USD ($)	Aug. 19, 2024 USD ($)	Aug. 16, 2024 USD ($)	Mar. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($)	Mar. 31, 2025 CAD ($)	Feb. 15, 2025 USD ($)	Nov. 30, 2024 USD ($)	Nov. 30, 2024 CAD ($)	Nov. 14, 2024 USD ($)	Nov. 14, 2024 CAD ($)	Aug. 05, 2024 USD ($)	Dec. 31, 2023 USD ($)
Deposits [Line Items]
Deposits							$ 931,000	$ 656,000			$ 143,759	$ 200,000				$ 420,000
Crypto assets cash						$ 1,500,000
Earnest money deposit															$ 50,000
Purchase price amount					$ 50,000
Additional advance payment				$ 250,000
Purchase price value				1,500,000
Pre-paid amount				350,000
Deposits amount							350,000
Consideration payable (in Dollars)									$ 24,000,000
Paid refundable deposits								300,000
Common stock valued							$ 6,000	5,000								$ 3,000
Cash deposit								144,000
Payments for potential business acquisitions costs								274,000
Interim financing and incurred								112,000
Purchase Agreement [Member]
Deposits [Line Items]
Additional advance payment				575,000
Pre-paid amount				$ 100,000
Captus Agreement [Member]
Deposits [Line Items]
Deposits											$ 704,641	$ 1,000,000
Erikson Purchase Agreement [Member]
Deposits [Line Items]
Transaction cost								386,000
Erikson National Energy Inc. [Member]
Deposits [Line Items]
Deposits										$ 608,000
Purchase price amount	$ 2,000,000
RepairBit LLC [Member]
Deposits [Line Items]
Purchase price amount		$ 5,000,000
Restricted Stock [Member]
Deposits [Line Items]
Restricted stock shares issued (in Shares) | shares			14,035				4,083,003
Giga Caddo, LLC [Member]
Deposits [Line Items]
Mining capacity combined amount						57,120
Crypto assets cash						$ 1,500,000
RepairBit LLC [Member]
Deposits [Line Items]
Purchase price amount		$ 5,000,000
Invoices due							$ 131,000
Business Combination, Pro Forma Information, Nonrecurring Adjustment, Acquisition-Related Cost [Member]
Deposits [Line Items]
Acquisition-related costs								$ 153,000
Captus Energy [Member]
Deposits [Line Items]
Common stock valued													$ 143,759	$ 200,000
Captus Shares [Member] | Captus Energy [Member]
Deposits [Line Items]
Common stock valued														$ 800,000